Equity Activity	12 Months Ended
Dec. 31, 2019
Equity Activity
Equity Activity

NOTE S. EQUITY ACTIVITY

The authorized capital stock of IBM consists of 4,687,500,000 shares of common stock with a $.20 per share par value, of which 887,110,455 shares were outstanding at December 31, 2019, and 150,000,000 shares of preferred stock with a $.01 per share par value, none of which were outstanding at December 31, 2019.

Stock Repurchases

The Board of Directors authorizes the company to repurchase IBM common stock. The company repurchased 9,979,516 common shares at a cost of $1,331 million, 32,949,233 common shares at a cost of $4,447 million, and 27,237,179 common shares at a cost of $4,323 million in 2019, 2018 and 2017, respectively. These amounts reflect transactions executed through December 31 of each year. Actual cash disbursements for repurchased shares may differ due to varying settlement dates for these transactions. At December 31, 2019, $2,008 million of Board common stock repurchase authorization was available. The company suspended its share repurchase program effective with the close of the Red Hat acquisition on July 9, 2019, in order to focus on reducing debt related to the acquisition.

Other Stock Transactions

The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 4,569,917 shares in 2019, 3,998,245 shares in 2018, and 4,311,998 shares in 2017. The company issued 2,041,347 treasury shares in 2019, 424,589 treasury shares in 2018 and 463,083 treasury shares in 2017, as a result of restricted stock unit releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 2,000,704 common shares at a cost of $272 million, 1,173,416 common shares at a cost of $171 million, and 1,226,080 common shares at a cost of $193 million in 2019, 2018 and 2017, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Balance Sheet and the Consolidated Statement of Equity.

Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(39)	$29	$(10)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$1	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(689)	$167	$(522)
Reclassification of (gains)/losses to:
Cost of services	(68)	17	(50)
Cost of sales	(51)	15	(37)
Cost of financing	89	(22)	67
SG&A expense	(53)	14	(39)
Other (income) and expense	(39)	10	(29)
Interest expense	197	(50)	148
Total unrealized gains/(losses) on cash flow hedges	$(614)	$151	$(463)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(73)	$10	$(63)
Net (losses)/gains arising during the period	(120)	52	(68)
Curtailments and settlements	41	(12)	29
Amortization of prior service (credits)/costs	(9)	5	(4)
Amortization of net (gains)/losses	1,843	(371)	1,471
Total retirement-related benefit plans	$1,681	$(316)	$1,365
Other comprehensive income/(loss)	$1,029	$(136)	$893
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2018:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(730)	$(172)	$(902)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(2)	$1	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(2)	$1	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(136)	$43	$(93)
Reclassification of (gains)/losses to:
Cost of services	(30)	8	(22)
Cost of sales	(8)	3	(5)
Cost of financing	75	(19)	56
SG&A expense	0	0	0
Other (income) and expense	341	(86)	255
Interest expense	71	(18)	53
Total unrealized gains/(losses) on cash flow hedges	$313	$(69)	$244
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(182)	$31	$(151)
Net (losses)/gains arising during the period	(2,517)	576	(1,941)
Curtailments and settlements	11	(2)	9
Amortization of prior service (credits)/costs	(73)	5	(68)
Amortization of net (gains)/losses	2,966	(632)	2,334
Total retirement-related benefit plans	$204	$(21)	$184
Other comprehensive income/(loss)	$(215)	$(262)	$(476)
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2017:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$152	$617	$769
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$(1)	$0
Reclassification of (gains)/losses to other (income) and expense	1	0	1
Total net changes related to available-for-sale securities	$2	$(1)	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(58)	$0	$(58)
Reclassification of (gains)/losses to:
Cost of services	(70)	27	(43)
Cost of sales	(3)	1	(3)
Cost of financing	23	(9)	14
SG&A expense	(11)	3	(9)
Other (income) and expense	(324)	124	(199)
Interest expense	22	(8)	13
Total unrealized gains/(losses) on cash flow hedges	$(421)	$137	$(284)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$0	$0	$0
Net (losses)/gains arising during the period	682	(201)	481
Curtailments and settlements	19	(5)	14
Amortization of prior service (credits)/costs	(88)	29	(58)
Amortization of net (gains)/losses	2,889	(1,006)	1,883
Total retirement-related benefit plans	$3,502	$(1,182)	$2,320
Other comprehensive income/(loss)	$3,235	$(429)	$2,806
(1)	These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

Accumulated Other Comprehensive Income/(Loss) (net of tax)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
($ in millions)	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2016	$319	$(3,603)	$(26,116)	$2	$(29,398)
Other comprehensive income before reclassifications	(58)	769	495	0	1,206
Amount reclassified from accumulated other comprehensive income	(226)	0	1,825	1	1,599
Total change for the period	(284)	769	2,320	1	2,806
December 31, 2017	35	(2,834)	(23,796)	3	(26,592)
Cumulative effect of a change in accounting principle**	5	46	(2,471)	(2)	(2,422)
Other comprehensive income before reclassifications	(93)	(902)	(2,092)	(1)	(3,089)
Amount reclassified from accumulated other comprehensive income	337	—	2,276	—	2,612
Total change for the period	244	(902)	184	(1)	(476)
December 31, 2018	284	(3,690)	(26,083)	0	(29,490)
Other comprehensive income before reclassifications	(522)	(10)	(131)	1	(663)
Amount reclassified from accumulated other comprehensive income	59	—	1,496	—	1,556
Total change for the period	(463)	(10)	1,365	1	893
December 31, 2019	$(179)	$(3,700)	$(24,718)	$0	$(28,597)

*   Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

** Reflects the adoption of the FASB guidance on stranded tax effects, hedging and financial instruments. Refer to note B, “Accounting Changes,” for additional information.